UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2


          Read instructions at end of Form before preparing Form.


1.    Name and address of issuer:    USAA MUTUAL FUND, INC.
                                     10750 Robert F. McDermott Freeway
                                     San Antonio, Texas 78288

2. The name of each series or class of securities for which this Form is filed:

                 Growth Fund                        Short-Term Bond Fund
                 Aggressive Growth Fund             Growth & Income Fund
                 Income Stock Fund                  Science & Technology Fund
                 Income Fund                        First Start Growth Fund
                 Money Market Fund

3.    Investment Company Act File Number:     811-2429

      Securities Act File Number:             2-49560

4(a). Last day of the fiscal year for which this Form is filed:  July 31, 1999

4(b). Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2):
      Not Applicable

4(c). Check box if this is the last time the issuer will be filing this Form:
      Not Applicable.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year in
             pursuant to section 24(f):                           $6,833,135,116

      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                    $6,348,366,380

      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 11, 1995 that were not
             previously used to reduce
             registration fees payable to the
             Commission:                         $            0
                                                 --------------

      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii):                       - $6,348,366,380
                                                                  --------------

      (v)    Net sales -- if Item 5(i) is
             greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                          $  484,768,736

      ---------------------------------------------------------
      (vi)   Redemption credits available for
             use in future years -- if Item 5(i)
             is less than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:         $            0
      ---------------------------------------------------------

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.9):                                              x       0.000278
                                                                  --------------

      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if
             no fee is due):                                    =        134,766
                                                                  ==============

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: n/a.

7.    Interest due -- if this Form is being filed more than
      90 days after the end of the issuer's fiscal year (see
      Instruction D):                                           + $          n/a
                                                                  --------------

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:                  = $      134,766
                                                                  ==============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: September 22, 1999

                 Method of Delivery:

                                X   Wire Transfer
                                    Mail or other means


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*
                                ------------------------
                                Sherron Kirk, Treasurer
                                ------------------------

         Date:  September 24, 1999
                ------------------

   * Please print the name and title of the signing officer below the signature.